Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Line Items]
Summary of Trade and Other Receivables

Trade and Other Receivables of the Group are composed of the following:

	2023	2022
Trade receivables	319,921	218,922
Loss allowance	(459)	(280)
Trade receivables net	319,462	218,642
Advances and other receivables	43,912	21,804
Total	363,374	240,446

Summary of Impairment Losses

The following table presents the evolution of the Group’s loss allowance:

	2023	2022
As of January 1	(280)	(322)
(Increase) / Decrease in loss allowance for trade receivables	(318)	42
Write-off	139	—
As of December 31	(459)	(280)
Net impairment (loss)/gain for trade receivables	(318)	42